Acquisitions and Divestitures - Additional Information (Detail) £ in Millions, $ in Millions, $ in Millions						9 Months Ended	12 Months Ended
	Jun. 01, 2023 CAD ($)	Feb. 01, 2023 CAD ($)	Dec. 01, 2022 CAD ($) shares	Nov. 08, 2021 CAD ($)	Nov. 08, 2021 GBP (£)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Jun. 01, 2023 USD ($)	Feb. 01, 2023 USD ($)	Dec. 20, 2021
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Tax expense							$ 1,486	$ 4,349
Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets							15 years
Bank Of The West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Consideration paid		$ 18,400								$ 13,800
Pay fixed receive float interest rate swaps mark to market gain							$ 269
Business combination proforma profit loss of acquiree						$ 4,500
Business combination proforma revenue of acquiree						32,000
Business combination acquisition related costs incurred after tax						1,342
Business combination initial provision for credit losses after taxes incurred						517
Business combination acquistion related costs incurred before tax						1,792
Business combination initial provision for credit losses before taxes incurred						705
Profit or loss of acquiree						361
Revenue of acquiree						$ 3,143
Amortisation of intangible assets		15 years
Business combination goodwill recognized as of acquisition date		$ 10,582
Business combination identifiable intangible assets recognized as of acquisition date		$ 2,883
Bank Of The West [Member] | Revised Pay Fixed Receive Floating Interest Rate Swaps [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Gain losses on hedging instrument							877
Pay fixed receive float interest rate swaps mark to market gain							(5,700)
Bank Of The West [Member] | Net Interest Income [Member] | Securities [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Discount on purchased securities							383
Discount on purchased loans							$ 725
EMEA And US Assets Management [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Assets derecognized amount				$ 1,779
Liabilities derecognized amount				527
Gain loss recorded from reclassification of foreign currency translation from accumulated other comprehensive income in equity to net income								29
Tax expense								$ 22
Consideration received				$ 1,038	£ 615
CLAAS Financial Services [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Percentage of voting equity interests acquired											51.00%
Radicle [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Consideration paid			$ 195
Acquired goodwill			85
Acquired intangible assets			60
Consideration in cash			$ 42
Number of shares issued | shares			1,162,711
Number of shares issued, Value			$ 153
Radicle [Member] | Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets			3 years
Radicle [Member] | Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets			15 years
Air Miles [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of business, net consideration	$ 213								$ 157
Consideration paid	213
Business combination goodwill recognized as of acquisition date	233
Business combination identifiable intangible assets recognized as of acquisition date	$ 151
Air Miles [Member] | Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	5 years
Air Miles [Member] | Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortisation of intangible assets	14 years